Significant mergers and acquisitions and investments - Koala (Details) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 USD ($) shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2019 USD ($)
The allocation of the purchase price at the date of acquisition
Goodwill			¥ 269,581	¥ 292,771	¥ 276,782	$ 42,525
Total purchase price is comprised of:
- cash consideration			¥ 5,282	¥ 27,014	¥ 16,022
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods			20 years
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods			16 years
Non-compete agreements | Maximum
Total purchase price is comprised of:
Estimated amortization periods			10 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods			7 years
Koala
Acquisition
Percentage of equity interest acquired	100.00%						100.00%
Aggregate purchase price	¥ 13,326	$ 1,874
Newly-issued ordinary shares (in shares) | shares	14.3	14.3
Newly-issued ordinary shares	¥ 2,252						$ 316
The allocation of the purchase price at the date of acquisition
Net assets acquired	1,621
Goodwill	6,781
Deferred tax liabilities	(338)
Total	13,326
Total purchase price is comprised of:
- cash consideration	10,025
- share consideration	2,252						$ 316
- contingent consideration	1,049
Total	13,326
Inventories	¥ 1,943
Weighted average amortization period	8 years 6 months	8 years 6 months
Koala | Maximum
Total purchase price is comprised of:
- contingent consideration	¥ 846
Estimated amortization periods	13 years	13 years
Koala | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 2,531
Koala | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	1,297
Koala | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	1,040
Koala | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 394
Koala | American Depositary Shares ("ADSs")
Acquisition
Newly-issued ordinary shares (in shares) | shares	1.8	1.8